Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2014
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

The above-mentioned deferred revenue and deferred charges as of March 31, 2013 and 2014 were as follows:

		Millions of yen
	Locations	2013	2014
Current deferred revenue	Other current liabilities	¥68,956	¥53,720
Long-term deferred revenue	Other long-term liabilities	70,150	55,841
Current deferred charges	Prepaid expenses and other current assets	24,942	16,847
Long-term deferred charges	Other assets	70,150	55,841